EATON VANCE MUTUAL FUNDS TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 002-90946) certifies (a) that the forms of prospectus and statement of additional information dated March 1, 2021 as revised May 17, 2021 used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 340 (“Amendment No. 340”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 340 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-21-000983) on May 17, 2021:

Eaton Vance Government Opportunities Fund

Eaton Vance Short Duration Government Income Fund

EATON VANCE MUTUAL FUNDS TRUST

By: /s/ Maureen A. Gemma

Maureen A. Gemma, Esq.

Secretary

Date: May 17, 2021